Segment and Geographic Information	9 Months Ended
Sep. 30, 2012
Segment and Geographical Information [Abstract]
Segment and Geographic Information

16. Segment and Geographic Information

The Company’s operations are comprised of three geographically-based operating segments in the United States, Europe and Japan included in the reportable segments of United States, Europe and Other. Each operating segment generates revenue by providing low-volume custom parts to product developers worldwide. Operations included in the category “Other” are not considered significant.

Certain operating expenses and total assets managed by the Company on a global basis are included in the United States segment. As a result, reportable segment income from operations is not representative of the income from operations of the geographies in the reportable segments.

During 2010, the Company determined that certain equipment held by Proto Labs G.K. was impaired. This resulted in an impairment charge of $0.8 million for the year ended December 31, 2010, which is included in the “Other” segment income from operations, below.

Revenue, income from operations, depreciation and amortization, provision for income taxes, capital expenditures and total assets by segment are as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue:
United States	$35,031	$52,222	$76,634	$57,510	$72,652
Europe	8,723	11,607	19,453	13,941	16,305
Other	79	1,090	2,852	1,851	3,418

Consolidated	$43,833	$64,919	$98,939	$73,302	$92,375

Income from operations:
United States	$9,105	$16,553	$24,553	$20,089	$22,396
Europe	1,145	2,250	4,931	3,672	4,706
Other	(2,343)	(2,877)	(2,615)	(1,785)	(2,425)

Consolidated	$7,907	$15,926	$26,869	$21,976	$24,677

Depreciation and amortization:
United States	$1,952	$2,247	$3,055	$2,126	$3,360
Europe	804	1,024	1,024	747	722
Other	151	212	185	136	298

Consolidated	$2,907	$3,483	$4,264	$3,009	$4,380

Provision for income taxes:
United States	$2,901	$4,304	$8,071	$6,612	$7,420
Europe	266	449	712	640	537
Other	—	9	—	—	—

Consolidated	$3,167	$4,762	$8,783	$7,252	$7,957

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Capital expenditures:
United States	$5,764	$15,409	$11,196
Europe	1,008	2,217	1,706
Other	297	1,377	1,533

Consolidated	$7,069	$19,003	$14,435

Total assets:
United States	$29,551	$47,710	$139,438
Europe	7,351	10,719	12,089
Other	1,452	3,897	5,394

Consolidated	$38,354	$62,326	$156,921

The Company’s revenue is derived from two product lines, Protomold injection molding and Firstcut CNC machining. Total revenue by product line is as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue
Protomold	$36,794	$50,690	$74,090	$55,087	$66,697
Firstcut	7,039	14,229	24,849	18,215	25,678

Total revenue	$43,833	$64,919	$98,939	$73,302	$92,375

Revenue to external customers based on the billing location of the end user customer and long-lived assets by geography are as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Revenue:
United States	$33,343	$48,059	$73,010	$54,723	$69,887
International
Europe	8,723	11,607	19,453	13,941	16,305
Other	1,767	5,253	6,476	4,638	6,183

Total international	10,490	16,860	25,929	18,579	22,488

Total revenue	$43,833	$64,919	$98,939	$73,302	$92,375

	December 31,		September 30, 2012
	2010	2011
			(unaudited)
	(in thousands)
Long-lived assets:
United States	$16,476	$28,831	$36,667
International
Europe	2,231	3,377	4,532
Other	760	2,041	3,258

Total international	2,991	5,418	7,790

Total long-lived assets	$19,467	$34,249	$44,457